Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current Assets:
Cash and cash equivalents	$ 113,895	$ 457,495
Accounts receivable, net	2,150,450	441,703
Accounts receivable, net - related party	83,736	93,589
Advances to suppliers, net	453,894	281,600
Advances to suppliers, net - related party	3,787,036	3,842,620
Inventories, net	337,798	463,731
Prepayments and other current assets	402,151	389,864
Due from related parties	208,225
Receivable from disposition - current		7,059,559
Total Current Assets	7,537,185	13,030,161
Property, plant and equipment, net	8,722,435	9,707,602
Intangible assets, net	4,869,654	4,111,029
Long-term investment in equity investee	2,503,944	2,758,228
Right-of-use assets	424,999	278,269
Goodwill		1,075,778
Total Assets	24,058,217	30,961,067
Current Liabilities:
Short-term loans	1,319,490	2,353,500
Convertible debt	3,922,686	1,645,000
Advances from customers	2,551,216	2,061,203
Due to a minority shareholder	725,000
Deferred grants - current	18,563	269,061
Accounts payable	2,624,701	2,121,313
Accounts payable - related party		10,199
Accrued and other liabilities	2,717,432	3,103,056
Loans from third parties	1,106,233	1,593,977
Taxes payable	2,077,088	2,599,770
Due to related parties		472,439
Operating lease liabilities, current	277,036	155,857
Deferred tax liability	325,593	370,856
Total Current Liabilities	17,665,038	16,756,231
Loans from third parties-noncurrent	1,160,000
Operating lease liabilities - noncurrent	158,650	120,558
Total Liabilities	18,983,688	16,876,789
Commitments and Contingencies
Shareholders’ Equity:
Common Share, $0.001 par value, 200,000,000 shares authorized, 43,398,885 shares and 28,965,034 shares issued and outstanding as of December 31, 2022 and 2021, respectively	43,400	28,966
Additional paid-in capital	53,331,093	46,776,170
Statutory reserve	1,066,554	1,230,387
Accumulated deficit	(47,813,206)	(33,347,984)
Accumulated other comprehensive loss	(2,388,890)	(1,135,386)
Total Shareholders’ Equity Attributable to ReTo Eco-Solutions Inc.	4,238,951	13,552,153
Noncontrolling interest	835,578	532,125
Total Shareholders’ Equity	5,074,529	14,084,278
Total Liabilities and Shareholders’ Equity	$ 24,058,217	$ 30,961,067